UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/06

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2006

1-877-THE-GACF

(1-877-843-4223)

NASDAQ Ticker: GACFX

www.gamingandcasinofund.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

The Gaming and Casino Fund
PORTFOLIO REVIEW
July 31, 2006 (Unaudited)

	% of	Top Ten	% of
Top Ten Holdings	Net Assets	Holdings by Industry	Net Assets
Penn National Gaming, Inc.	6.3%	Gaming Services	25.7%
GTECH Holdings Corp.	6.2%	Casino Hotels	25.2%
Harrah's Entertainment, Inc.	5.1%	Gambling (Non-Hotel) and
Shuffle Master, Inc.	4.5%	Racetracks	19.3%
Boyd Gaming Corp.	3.6%	Entertainment Software	5.5%
Pinnacle Entertainment, Inc.	3.4%	Internet	5.3%
Station Casinos, Inc.	3.4%	Cruise Lines	4.2%
International Game Technology	3.0%	Beverages	3.1%
Wynn Resorts, Ltd.	2.9%	Retail	2.9%
Cryptologic, Inc.	2.9%	Computers	1.9%
		Apparel	0.9%
		Other, Cash & Cash Equivalents	6.0%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
	Shares		Value
		COMMON STOCKS - 94.0%
		APPAREL - 0.9%
	400	Coach, Inc. *	$ 11,484

		BEVERAGES - 3.1%
	800	Constellation Brands, Inc., Class A *	19,568
	300	Fortune Brands, Inc.	21,756
			41,324

		CASINO HOTELS - 25.2%
	1,400	Boyd Gaming Corp.	46,956
	1,100	Harrah's Entertainment, Inc.	66,121
	500	Las Vegas Sands Corp. *	31,015
	700	MGM Mirage *	24,878
	1,400	Monarch Casino & Resort, Inc. *	26,376
	1,100	Sands Regent *	15,906
	800	Station Casinos, Inc.	43,888
	2,000	Trump Entertainment Resorts, Inc. *	36,460
	600	Wynn Resorts, Ltd. *	38,406
			330,006

		COMPUTERS - 1.9%
	2,300	Transact Technologies, Inc. *	24,449

		CRUISE LINES - 4.2%
	900	Carnival Corp.	35,064
	600	Royal Caribbean Cruises, Ltd.	20,340
			55,404

		ENTERTAINMENT SOFTWARE - 5.5%
	3,000	Activision, Inc. *	35,850
	500	Electronic Arts, Inc. *	23,555
	500	The9, Ltd. ADR *	12,235
			71,640

	See accompanying notes to financial statements.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2006 (Unaudited)
	Shares		Value

		GAMBLING (NON-HOTEL) AND RACETRACKS - 19.3%
	2,600	Century Casinos, Inc. *	$ 28,860
	1,700	Dover Downs Gaming & Entertainment, Inc.	27,285
	3,700	Empire Resorts, Inc. *	21,423
	2,500	Lakes Entertainment, Inc. *	22,050
	2,500	Penn National Gaming, Inc. *	82,675
	1,600	Pinnacle Entertainment, Inc. *	43,888
	5,600	Youbet.com, Inc. *	26,768
			252,949

		GAMING SERVICES - 25.7%
	2,000	FortuNet, Inc. *	22,460
	3,000	GameTech International, Inc. *	25,650
	800	Gaming Partners International Corp.	18,968
	2,400	GTECH Holdings Corp.	80,856
	1,000	International Game Technology	38,660
	2,800	Progressive Gaming International Corp. *	21,196
	1,000	Scientific Games Corp. *	33,970
	2,000	Shuffle Master, Inc. *	58,300
	6,000	VendingData Corp. *	12,180
	900	WMS Industries, Inc. *	23,877
			336,117

		INTERNET - 5.3%
	1,800	Cryptologic, Inc.	37,710
	1,800	Netease.com, Inc. * ADR	31,140
			68,850

		RETAIL - 2.9%
	900	GameStop Corp., Class A *	37,449

		TOTAL COMMON STOCKS (Cost $1,327,217)	1,229,672

	See accompanying notes to financial statements.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2006 (Unaudited)
	Shares		Value
		SHORT-TERM INVESTMENTS - 3.8%
	50,000	Milestone Treasury Obligation Portfolio,
		to yield 4.77%, 8/1/06 (Cost $50,000)	$ 50,000

		TOTAL INVESTMENTS - 97.8% (Cost $1,377,217) (a)	$ 1,279,672
		OTHER ASSETS & LIABILITIES - 2.2%	28,574
		NET ASSETS - 100.0%	$ 1,308,246

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of
	securities as follows:
	Unrealized appreciation $ 22,894
	Unrealized depreciation (120,439)
	Net unrealized depreciation $ (97,545)

	Aggregate cost for federal income tax purposes is $ 1,377,217.
*	Non-Income producing security.
ADR - American Depositary Receipt

	See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2006 (Unaudited)

ASSETS
Investment securities:
At cost	$ 1,377,217
At value	$ 1,279,672
Cash	53,159
Receivable due from Advisor	26,854
Receivable for Fund shares sold	8,339
Dividends and interest receivable	168
Prepaid expenses & other assets	13,138
TOTAL ASSETS	1,381,330

LIABILITIES
Payable for investments purchased	60,226
Administration fees payable	6,200
Fund accounting fees payable	3,974
Transfer agent fees payable	1,168
Accrued expenses and other liabilities	1,516
TOTAL LIABILITIES	73,084
NET ASSETS	$ 1,308,246

Net Assets Consist Of:
Paid in capital	1,418,707
Accumulated net investment loss	(2,867)
Accumulated net realized loss from security transactions	(10,049)
Net unrealized depreciation of investments	(97,545)
NET ASSETS	$ 1,308,246

Shares of beneficial interest	138,671

Net asset value and redemption price per share (a)	$ 9.43

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2006 (Unaudited) (a)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $13)	$ 1,102
Interest	545
TOTAL INVESTMENT INCOME	1,647

EXPENSES
Professional fees	14,952
Administrative services fees	14,037
Accounting services fees	7,974
Transfer agent fees	6,312
Printing and postage expenses	5,980
Registration fees	5,980
Investment advisory fees	2,388
Insurance expense	1,993
Custodian fees	1,495
Directors' fees and expenses	717
Other expenses	798
TOTAL EXPENSES	62,626

Fees waived by the Advisor	(58,112)

NET EXPENSES	4,514
NET INVESTMENT LOSS	(2,867)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(10,049)
Net change in unrealized appreciation (depreciation) of investments	(97,545)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(107,594)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (110,461)

(a) The Gaming and Casino Fund commenced operations March 31, 2006.

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
July 31, 2006 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (2,867)
Net realized loss from security transactions	(10,049)
Net change in unrealized appreciation (depreciation) on investments	(97,545)
Net decrease in net assets resulting from operations	(110,461)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,521,294
Net asset value of shares issued in
reinvestment of distributions to shareholders	-
Payments for shares redeemed	(102,587)
Net increase in net assets from shares of beneficial interest	1,418,707

TOTAL INCREASE IN NET ASSETS	1,308,246

NET ASSETS
Beginning of Period	-
End of Period*	$ 1,308,246
*Includes accumulated net investment loss	$ (2,867)

SHARE ACTIVITY
Shares Sold	149,180
Shares Reinvested	-
Shares Redeemed	(10,509)
Net increase in shares of beneficial interest outstanding	138,671

(a) The Gaming and Casino Fund commenced operations March 31, 2006.

See accompanying notes to financial statements.

The Gaming and Casino Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Period
	Ended
	July 31, 2006
	(Unaudited)(1)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment loss	(0.04)
Net realized and unrealized
loss on investments (4)	(0.53)
Total from investment operations	(0.57)

Net asset value, end of period	$ 9.43

Total return (2)	(5.70%)

Net assets, at end of period (000s)	$ 1,308

Ratio of gross expenses to average
net assets (3)	23.58%	(4)
Ratio of net expenses to average
net assets	1.70%	(4)
Ratio of net investment income (loss)
to average net assets	(1.08%)	(4)

Portfolio Turnover Rate	42%

(1)	The Gaming and Casino Fund commenced operations on March 31, 2006.
(2)	Total returns shown exclude the effect of applicable redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.

See accompanying notes to financial statements.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2006 (Unaudited)

1.

ORGANIZATION

The Gaming and Casino Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks long-term growth of capital.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).   If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with procedures approved by the board.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.   Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2006 (Unaudited)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended July 31, 2006, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $1,704,270 and $367,003, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Ahrens Advisors, L.P. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2006 (Unaudited)

borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until March 31, 2007, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with nay merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.70% per annum of the Fund’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.70% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.70% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Aquarius Fund Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Pursuant to a service agreement with the Trust, Fund Compliance Services, LLS (“FCS”), another affiliate of GFS, provides a Chief Compliance Officer to the Trust, including related administrative support.   Under the terms of such agreement, FCS is paid an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2006 (Unaudited)

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting and transfer agent services to the Fund.      GFS has its principal office at 450 Wireless Boulevard, Hauppauge, New York 11788. GFS’ compensation for providing such services and necessary personnel is:

Administration.  The Fund pays GFS a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

* The Fund is subject to a certain annual minimum fee.

Fund Accounting.  Total charges for Fund Accounting services include fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent.  For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares, including exchanging their shares for shares of another fund, after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended July 31, 2006, the Fund assessed $535 in redemption fees.

The Gaming and Casino Fund

EXPENSE EXAMPLES

July 31, 2006 (Unaudited)

As a shareholder of the Gaming and Casino Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Gaming and Casino Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 31, 2006 (commencement of operations) through July 31, 2006.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Gaming and Casino Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/31/06	Ending Account Value 7/31/06	Expenses Paid During Period 3/31/06 – 7/31/06	Expense Ratio During Period ** 3/31/06 – 7/31/06
Actual	$1,000.00	$943.00	$5.52*	1.70%

	Beginning Account Value 2/1/06	Ending Account Value 7/31/06	Expenses Paid During Period 2/1/06 – 7/31/06	Expense Ratio During Period ** 2/1/06 – 7/31/06
Hypothetical*** (5% return before expenses)	$1,000.00	$1,016.36	$8.50****	1.70%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (122) divided by the number of days in the fiscal year (365).

**Annualized.

*** The hypothetical example assumes that the Fund was in operation for the full sixth months ended 7/31/06.

****Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-843-4223 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-843-4223.

INVESTMENT ADVISOR

Ahrens Advisors, L.P.

1920 Abrams Parkway #373

Dallas, Texas 75214

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/6/06

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/6/06